15. Financial leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
FinancialLeasesLineItems [Line Items]
Finance lease receivables	R$ 205,331	R$ 204,762
Current portion	(19,773)	(2,818)
Non-current portion	185,558	201,944
LT Amazonas [Member]
FinancialLeasesLineItems [Line Items]
Finance lease receivables	R$ 205,331	R$ 204,762